Summary of Accounting Principles (Revenue Recognition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (Decrease) in Operating Profit Due to Contract Reestimates	$ (110)	$ (157)	$ 115
Inventory Costs in Excess of Average Cost Per Unit	$ 438	$ 233
ASU 2015-14 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date - delays the effective date of ASU 2014-09 by one year.
ASU 2016-08 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2016-08, Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net) - clarifies how an entity should identify the unit of accounting (i.e. the specified good or service) for the principal versus agent evaluation and how it should apply the control principle to certain types of arrangements.
ASU 2016-10 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2016-10, Revenue from Contracts with Customers (Topic 606), Identifying Performance Obligations and Licensing - clarifies the guidance surrounding licensing arrangements and the identification of performance obligations.
ASU 2016-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2016-12, Revenue from Contracts with Customers (Topic 606), Narrow-Scope Improvements and Practical Expedients - addresses implementation issues raised by stakeholders concerning collectability, noncash consideration, presentation of sales tax, and transition.
ASU 2016-20 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2016-20, Revenue from Contracts with Customers (Topic 606), Technical Corrections and Improvements - addresses loan guarantee fees, impairment testing of contract costs, provisions for losses on certain contracts, and various disclosures.
ASU 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	ASU 2014-09 and its related amendments (collectively, the New Revenue Standard) are effective for reporting periods beginning after December 15, 2017, and interim periods therein. In accordance with the standard, we have adopted the New Revenue Standard effective January 1, 2018 and elected the modified retrospective approach with the cumulative effect of adoption recognized through retained earnings at the date of adoption. The New Revenue Standard will change the revenue recognition practices for a number of revenue streams across our businesses, although the most significant impacts will be concentrated within our aerospace units. Several businesses, which currently account for revenue on an output units of delivery basis will be required to use an input method of an “over time” model as they meet one or more of the mandatory criteria established in the New Revenue Standard. Revenue will now be recognized based on percentage-of-completion for repair contracts within Otis and UTC Climate, Controls & Security; certain U.S. Government aerospace contracts; and aerospace aftermarket service work. For these businesses, unrecognized sales and operating profits related to the satisfied portion of the performance obligations of contracts in process as of the date of adoption will be recorded through retained earnings. While we are still finalizing our retained earnings impact evaluation, the ongoing effect of recognizing revenue on an input method of an over time model within these businesses is not expected to be material. In addition to the foregoing, our aerospace businesses will also incur changes related to the timing of manufacturing cost recognition and certain engineering and development costs. In most circumstances, our commercial aerospace businesses will identify the performance obligation, or the unit of accounting, as the individual original equipment (OEM) unit; revenues and costs to manufacture each unit will be recognized upon OEM unit delivery. Generally under current practice, the unit of accounting is the contract, and early-contract OEM unit costs in excess of the average expected over the contact are capitalized and amortized over lower-cost units later in the contract. With the adoption of the New Revenue Standard, deferred unit costs in excess of the contract average of $438 million as of December 31, 2017 will be eliminated through retained earnings and will not be amortized into future earnings. With regard to costs incurred for the engineering and development of aerospace products under contract with customers, we generally expense as incurred unless there is a contractually guaranteed right of recovery. The New Revenue Standard requires product engineering and development costs to be capitalized as contract fulfillment costs, to the extent recoverable from the associated contract margin, and subsequently amortized as the OEM products are delivered to the customer. We are still finalizing the calculation of the impact of this change to our adoption-date retained earnings. The ongoing impact will not change the total amount of cost incurred, but will change the timing of recognition of that cost. Prior to the New Revenue Standard, any customer funding received for such development efforts was recognized when earned, with the corresponding costs recognized as cost of sales. The New Revenue Standard requires customer funding of OEM product engineering and development to be deferred and recognized as revenue as the OEM products are delivered to the customer. For contracts that are open as of the adoption date, previously recognized customer funding will be established as a contract liability as deferred income. We are still finalizing the calculation of the impact of this change to our adoption-date retained earnings. We expect the New Revenue Standard will have an immaterial impact on our 2018 net income. Adoption of the New Revenue Standard will result in income statement classification changes between Revenues, Cost of sales, Research & development, and Other Income. The New Revenue standard will also result in the establishment of Contract Asset and Contract Liability balance sheet accounts, and in the reclassification to these new accounts from Accounts receivable; Inventories and contracts in progress, net; and Accrued liabilities. The New Revenue Standard requires ongoing incremental disclosures including explanation of significant changes in the Contract Asset and Contract Liability balances, and disaggregation of revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The New Revenue Standard also requires disclosure of remaining performance obligations, which is a concept that is similar to that of backlog, which we report in Item I, Part I of our Form 10-K. Beginning in 2018, we will align our definition of backlog with that of remaining performance obligations under the New Revenue Standard. We have historically included in backlog engine orders from airlines for which such purchase orders have not yet been received. Effective with the adoption of the New Revenue Standard, we will no longer include in backlog airline engine orders for which we have not yet received the associated firm manufacturing purchase order. Excluding these engine orders is expected to result in a significant decline in reported backlog in 2018.